Hoya Capital Housing ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Home Building Products & Materials - 15.3%
4,612	A.O. Smith Corporation	$280,133
3,337	Armstrong World Industries, Inc.	254,980
4,590	Beacon Roofing Supply, Inc. (a)	268,010
4,556	Builders FirstSource, Inc. (a)	291,265
7,090	Carrier Global Corporation	314,229
1,372	Cavco Industries, Inc. (a)	315,052
2,153	Eagle Materials, Inc.	293,540
7,374	Leggett & Platt, Inc.	262,588
1,339	Lennox International, Inc.	348,716
4,234	Louisiana-Pacific Corporation	270,129
4,930	Masco Corporation	250,345
2,036	Mohawk Industries, Inc. (a)	206,308
2,972	Owens Corning	264,033
5,046	PotlatchDeltic Corporation	241,148
2,651	Simpson Manufacturing Company, Inc.	246,676
5,968	Skyline Champion Corporation (a)	310,276
1,451	TopBuild Corporation (a)	223,570
4,478	Trex Company, Inc. (a)	205,496
1,104	Watsco, Inc.	296,954
7,162	Weyerhaeuser Company	234,269
		5,377,717
	Home Furnishings & Home Goods - 14.9%
2,685	Amazon.com, Inc. (a)	259,210
5,714	American Woodmark Corporation (a)	309,699
638	Costco Wholesale Corporation	344,041
4,161	Floor & Decor Holdings, Inc. - Class A (a)	310,535
4,246	Fortune Brands Home & Security, Inc.	277,434
6,320	iRobot Corporation (a)	329,209
12,095	La-Z-Boy, Inc.	329,347
2,013	Middleby Corporation (a)	290,254
10,077	MillerKnoll, Inc.	205,470
2,301	PPG Industries, Inc.	311,141
1,141	RH (a)	327,273
1,089	Sherwin-Williams Company	271,357
6,586	Sleep Number Corporation (a)	192,641
11,786	Tempur Sealy International, Inc.	374,441
2,250	Walmart, Inc.	342,945
6,132	Wayfair, Inc. - Class A (a)	224,676
1,665	Whirlpool Corporation	243,972
2,652	Williams-Sonoma, Inc.	310,019
		5,253,664
	Home Improvement Retailers - 7.0%
3,742	Home Depot, Inc.	1,212,371
5,830	Lowe’s Companies, Inc.	1,239,166
		2,451,537
	Homebuilders - 16.8%
8,191	DR Horton, Inc.	704,426
17,137	KB Home	537,931
7,474	Lennar Corporation - Class A	656,441
15,473	MDC Holdings, Inc.	501,789
6,881	Meritage Homes Corporation (a)	594,587
134	NVR, Inc. (a)	621,627
13,140	PulteGroup, Inc.	588,409
20,438	Taylor Morrison Home Corporation (a)	621,111
12,073	Toll Brothers, Inc.	578,418
27,514	Tri Pointe Homes, Inc. (a)	507,358
		5,912,097
	Mortgage Lenders & Servicers - 10.4%
20,047	AGNC Investment Corporation	200,270
9,262	Annaly Capital Management, Inc.	200,708
14,749	Arbor Realty Trust, Inc.	219,465
6,706	Bank of America Corporation	253,822
3,418	Black Knight, Inc. (a)	211,882
25,080	Chimera Investment Corporation	171,798
6,180	Citizens Financial Group, Inc.	261,908
17,813	Huntington Bancshares, Inc.	275,745
1,891	JPMorgan Chase & Company	261,298
22,294	New Residential Investment Corporation	201,761
15,037	PennyMac Mortgage Investment Trust	229,615
1,471	PNC Financial Services Group, Inc.	247,510
27,308	Rocket Companies, Inc. - Class A	226,656
5,108	Truist Financial Corporation	239,106
11,737	Two Harbors Investment Corporation	192,487
5,522	Wells Fargo & Company	264,780
		3,658,811
	Property, Title & Mortgage Insurance - 5.6%
1,856	Allstate Corporation	248,518
5,912	Fidelity National Financial, Inc.	238,608
4,048	First American Financial Corporation	221,223
18,200	MGIC Investment Corporation	249,886
10,424	Old Republic International Corporation	255,388
2,087	Progressive Corporation	275,797
11,678	Radian Group, Inc.	228,539
1,381	Travelers Companies, Inc.	262,128
		1,980,087
	Real Estate Technology, Brokerage & Services - 3.6%
21,492	Anywhere Real Estate, Inc. (a)	162,265
4,159	CoStar Group, Inc. (a)	337,045
47,982	Matterport, Inc. (a)	151,143
10,640	RE/MAX Holdings, Inc. - Class A	221,312
25,452	Redfin Corporation (a)	136,423
6,476	Zillow Group, Inc. - Class C (a)	245,959
		1,254,147
	Residential REITs & Real Estate Operators - 26.1% (b)
14,329	American Homes 4 Rent - Class A	473,860
12,247	Apartment Income REIT Corporation	465,998
2,626	AvalonBay Communities, Inc.	459,287
3,812	Camden Property Trust	458,698
12,578	CubeSmart	520,604
7,352	Equity LifeStyle Properties, Inc.	488,320
7,062	Equity Residential	458,041
1,903	Essex Property Trust, Inc.	419,383
3,070	Extra Space Storage, Inc.	493,318
23,327	Independence Realty Trust, Inc.	422,685
14,301	Invitation Homes, Inc.	466,642
2,988	Mid-America Apartment Communities, Inc.	492,662
7,448	NexPoint Residential Trust, Inc.	358,174
1,652	Public Storage	492,230
3,369	Sun Communities, Inc.	494,906
44,251	Tricon Residential, Inc.	379,231
11,253	UDR, Inc.	466,662
27,262	UMH Properties, Inc.	480,084
9,570	Ventas, Inc.	445,292
6,087	Welltower, Inc.	432,361
		9,168,438
	TOTAL COMMON STOCKS (Cost $41,620,830)	35,056,498

	SHORT-TERM INVESTMENTS - 0.2%
83,498	First American Government Obligations Fund, Class X, 3.67% (c)	83,498
	TOTAL SHORT-TERM INVESTMENTS (Cost $83,498)	83,498

	TOTAL INVESTMENTS - 99.9% (Cost $41,704,328)	35,139,996
	Other Assets in Excess of Liabilities - 0.1%	24,083
	NET ASSETS - 100.0%	$35,164,079

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)
The Index, and consequently the Fund, is expected to concentrate its investments in the U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

(c)	Rate shown is the annualized seven-day yield as of November 30, 2022.

 Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$35,056,498	$-	$-	$35,056,498
Short-Term Investments	83,498	-	-	83,498
Total Investments in Securities	$35,139,996	$-	$-	$35,139,996
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.